GOING CONCERN	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 3. GOING CONCERN

As of December 31, 2012, the Company had no source of current revenue, a cash balance on hand of $3,456,678, negative working capital of $9,569 and negative cash flows from operations of $20,370,939 during the period from June 24, 2005 (inception) through December 31, 2012. The Company had negative cash flows from operations of $4,799,838 during the six months as of December 31, 2012. On August 17, 2012, the Company received $9,499,990 in net funding from POSCO Canada Ltd. ("POSCAN"). The Company believes its cash on hand is sufficient to maintain its basic operations, which do not include future exploration and acquisition activities, for approximately 9 months. The Company has implemented a cost reduction program and it is taking the necessary actions to preserve cash.

In the course of its exploration activities, the Company has sustained and continues to sustain losses. The Company cannot predict if and when it may generate profits. In the event the Company identifies commercial reserves of lithium or other minerals, it will require substantial additional capital to develop those reserves. The Company expects to finance its future operations primarily through future financings. However, there exists substantial doubt about the Company's ability to continue as a going concern because there is no assurance that it will be able to obtain such capital, through equity or debt financing, or any combination thereof, on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company's ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, then the Company's operations would be materially negatively impacted.

The Company's ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market's reception of the Company and the offering terms. In addition, the Company's ability to complete an offering may be dependent on the status of its exploration activities, which cannot be predicted. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable. Further, the development and exploitation of the properties in which the Company has mineral interests requires permits, our efforts to obtain which are at various stages. Lithium resources in our principal project, Maricunga, are designated as a national resource and cannot be mined and sold unless the government of Chile issues a special permit, which may not occur or could require payments in excess of the Company's available funds, or could be subject to competitive bidding. In September 2012, the Company was an unsuccessful bidder for a lithium mining permitin Chile. In November 2012, the Chilean Government invalidated the auction process and the lithium mining permit was not awarded. The Company cannot predict if and when it might be able to obtain a permit for lithium exploitation. The Company has alternative mineral exploitation opportunities for its Maricunga properties and is currently pursuing a business plan to exploit minerals that do not require special mining permits.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required until such time as it can generate sources of recurring revenues and to ultimately attain profitability. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 3. GOING CONCERN

At June 30, 2012, the Company had no source of current revenue, a cash balance on hand of $27,689, negative working capital of $6,940,769 and the Company recognized negative cash flows from operations of $15,567,909 during the period from June 24, 2005 (inception) through June 30, 2012. On August 17, 2012, the Company received $10,000,000 in funding from POSCAN. The Company believes its current positive working capital position is sufficient to maintain its basic operations, which do not include future exploration and acquisition activities, for at least the next 12 months, however, at budgeted levels of activity the Company would be required to raise substantial additional funds.

In the course of its development activities, the Company has sustained and continues to sustain losses. The Company cannot predict if and when the Company may generate profits. In the event we identify commercial reserves of lithium or other minerals, we will require substantial additional capital to develop those reserves and certain governmental permits to exploit such resources. The Company expects to finance its future operations primarily through future financings. However, there exists substantial doubt about the Company's ability to continue as a going concern because there is no assurance that it will be able to obtain such capital, through equity or debt financing, or any combination thereof, on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company's ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, then the Company's operations would be materially negatively impacted.

The Company's ability to complete additional offerings is dependent on the state of the debt and/or equity markets at the time of any proposed offering, and such market's reception of the Company and the offering terms. In addition, the Company's ability to complete an offering may be dependent on the status of its exploration activities, which cannot be predicted. There is no assurance that capital in any form would be available to the Company, and if available, on terms and conditions that are acceptable.

Further, the development and exploitation of the properties in which we have mineral interests require permits at various stages of development. Mineral resources in our principal project, Maricunga, are designated as a national resource and cannot be mined and sold unless the government of Chile issues a permit which may not occur or could require payments in excess of the Company's available funds or could be subject to competitive bidding.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to obtain the necessary rights to exploit its mineral rights; meet its financial and operational obligations, to obtain additional financing as may be required until such time as it can generate sources of recurring revenues and to ultimately attain profitability. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.